Other receivables (Tables)	6 Months Ended
Sep. 30, 2024
Other Receivables
Schedule of Other Receivables
	As of
	September 30,2024	March 31,2024
Others	93,957	92,942
Impairment	(59,937)	(59,197)
Total	$34,020	$33,745